Earnings per share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Net income (loss) per share
Earnings per share

8.     Net income (loss) per share

Basic earnings per share is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings per share is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares plus the effect of dilutive potential common shares outstanding during the period.

The Series One, Series Two and Series Three outstanding during 2012 (subsequent to the recapitalization) participated in the earnings of the Company through dividend rights. Accordingly, the Company measured earnings per share based upon the two-class method prior to the Company's initial public offering in June 2013.

The following tables set forth the computation of basic and diluted net income (loss) per share for common stockholders:

	Nine months ended September 30,
	2012	2013

Numerator
Net loss	$(19,963,058)	$(33,687,612)
Deemed dividend	—	(18,248,768)
Gain on exchange of convertible preferred stock in connection with recapitalization	159,954,069	3,390,750
Less beneficial conversion charge	(377,787)	—
Less net income attributable to participating securities	(139,077,495)	—

Net income (loss) attributable to common stockholders	$535,729	$(48,545,630)

Denominator
Denominator for basic net income (loss) per share	2,937	8,995,167
Effect of dilutive securities
Series Three convertible preferred stock	10,656	—

Denominator for diluted net income (loss) per share	13,593	8,995,167

Net income (loss) per share:
Basic	$182.41	$(5.40)*

Diluted	$39.41	$(5.40)*

*      In the nine months ended September 30, 2013, the Company experienced a net loss and therefore did not report any dilutive share impact.

The following table shows historical dilutive common share equivalents outstanding, which are not included in the above historical calculation, as the effect of their inclusion is anti-dilutive during each period.

	As of September 30,
	2012	2013

Stock Options	44,218	1,987,860
Unvested restricted stock	—	1,113,807

Total	44,218	3,101,667

8.     Earnings per share

Basic earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of common shares plus the effect of dilutive potential common shares outstanding during the period.

The Prior Series Preferred outstanding in 2011 and 2012 (through the date of the recapitalization) as well as Series One and Series Two outstanding during 2012 (subsequent to the recapitalization) participate in earnings of the Company through dividend rights. Accordingly, the Company measures earnings per share based upon the two-class method. Net income attributable to common stockholders excludes $30,878,445 and $132,609,918 for the years ended 2011 and 2012, respectively, for net income attributable to participating securities.

The diluted earnings per share for the years ended December 31, 2011 and 2012 exclude the impact of approximately 1.3 million and 0.6 million common stock equivalents, respectively, since the effect of including these securities would be anti-dilutive.

The following table sets forth the computation of basic and diluted earnings per share for common stockholders:

Net income per share

	Year ended December 31
	2011	2012

Numerator
Net income (loss)	$30,904,514	$(26,235,102)
Gain on exchange of convertible preferred stock in connection with recapitalization	—	159,954,069
Less beneficial conversion charge	—	(377,787)
Less net income attributable to participating preferred stock	(30,878,445)	(132,609,918)

Net income attributable to common stockholders	$26,069	$731,262

Denominator
Denominator for basic earnings per share	1,089	3,328
Effect of dilutive securities:
Employee stock options	4,640	—
Series 3 convertible preferred stock	—	13,877

Denominator for diluted earnings per share	5,729	17,205

Net income per share:
Basic	23.95	219.76

Diluted	4.55	42.50